Financial Instruments - Additional Information (Detail) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2022	Oct. 31, 2021	Jan. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Credit risk exposure default amount	$ 1,147,632	$ 1,094,005
Decreases (increases) in the Bank's before-tax annual earnings	63	61	$ 69
The unrealized foreign currency translation gains	329	321	$ 347
Derivative liabilities transferred into Level 3	0	0
Obligations Relating To Short Selling Of Securities [Member]
Disclosure of detailed information about financial instruments [line items]
Liabilities transferredout of level two into level one	43	2,550
Liabilities transferred out of level one into level two	1,171	2,235
Trading assets [member]
Disclosure of detailed information about financial instruments [line items]
Assets transferred out of level two into level one	629	9,455
Assets transferred out of level one into level two	2,034	9,972
Investment Securities [Member]
Disclosure of detailed information about financial instruments [line items]
Assets transferred out of level two into level one	1,484	3,407
Assets transferred out of level one into level two	754	13,474
Standardized portfolio [member]
Disclosure of detailed information about financial instruments [line items]
Credit risk exposure default amount	174,569
AIRB portfolio [member]
Disclosure of detailed information about financial instruments [line items]
Credit risk exposure default amount	973,063
Retail [member]
Disclosure of detailed information about financial instruments [line items]
Credit risk exposure default amount	413,783	396,967
Retail [member] | Standardized portfolio [member]
Disclosure of detailed information about financial instruments [line items]
Credit risk exposure default amount	96,754	91,000
Retail [member] | Standardized portfolio [member] | Real estate secured [member]
Disclosure of detailed information about financial instruments [line items]
Credit risk exposure default amount	59,000	$ 55,000
Retail [member] | AIRB portfolio [member]
Disclosure of detailed information about financial instruments [line items]
Credit risk exposure default amount	$ 317,029
Percentage of residential mortgage portfolio insured	29.00%	31.00%
Percentage of residential mortgage portfolio uninsured to average loan value	49.00%	49.00%
Retail [member] | Top of range [member] | Standardized portfolio [member]
Disclosure of detailed information about financial instruments [line items]
Secured mortgage loans to value ratio	80.00%